Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 261,185		$ 295,201		$ 289,323
Additions	63,523	[1]	18,420	[1]	55,800	[1]
Deductions	(25,248)	[2]	(65,071)	[2]	(69,621)	[2]
Translation	(9,483)		12,635		19,699
Balance at end of period	289,977		261,185		295,201
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	4,023		6,390		4,794
Additions	2,687	[1]	2,065	[1]	1,931	[1]
Deductions	(1,473)	[2]	(4,682)	[2]	(52)	[2]
Translation	(139)		250		(283)
Balance at end of period	5,098		4,023		6,390
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	236,563		223,775		220,182
Additions	43,563	[1]
Deductions	(3,942)	[2]	(3,378)	[2]	(20,962)	[2]
Translation	(6,127)		16,166		24,555
Balance at end of period	270,057		236,563		223,775
Provision For Contingencies [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	20,599		65,036		64,347
Additions	17,273	[1]	16,355	[1]	53,869	[1]
Deductions	(19,833)	[2]	(57,011)	[2]	(48,607)	[2]
Translation	(3,217)		(3,781)		(4,573)
Balance at end of period	14,822		20,599		65,036
Legal Reserve Accrual [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Additions	17,273		15,897		32,345
Legal Reserve Balance Sheet Reclassifications [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Additions			458
Legal Reserve Decrease In Judicial Deposits [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Additions					21,524
Legal Reserve Increase In Judicial Deposits [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Deductions					(4,914)
Legal Reserve Settlements [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Deductions	(18,876)		(27,420)
Legal Reserve Reclassifications [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Deductions	(957)		(1,163)
Legal Reserve Amnesty Program [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Deductions			$ (28,428)

[1]	Additions in valuation allowance in deferred tax assets are charged to income tax benefit. Additions in provision for contingencies are explained as follows:Fiscal year 2013 - Relate to the accrual of $17,273. See Note 17 for details.Fiscal year 2012 - Relate to the accrual of $15,897 and to certain balance sheet reclassifications amounting to $458. See Note 17 for details.Fiscal year 2011 - Relate to the accrual of $32,345 and to a decrease in judicial deposits for $21,524 as disclosed in Note 17.
[2]	Deductions in valuation allowance in deferred tax assets are charged to income tax expenses.Deductions in provision for contingencies are explained as follows:Fiscal year 2013 - Correspond to the settlements and reclassifications amounting to $18,876 and $957, respectively, as discussed in Note 17.